Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Basis of Presentation

NOTE 2 - BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of the Company. These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2011, as found on the Company's Annual Report on Form 10-K.The balance sheet for December 31, 2011 was derived from the Company’s audited financial statements for the year ended December 31, 2011. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.